Trade and other receivables	12 Months Ended
Mar. 31, 2018
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Trade and other receivables

13. Trade and other receivables

Trade and other receivables (net of allowances) consist of the following:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Financial
Trade receivables#	20,328	31,651	486
Receivables from related parties	562	426	7
Loans to related parties	692	695	11
Cash call / receivables from joint Operations	8,449	6,429	99
Other receivables*	3,191	5,348	81
Total - Financial	33,222	44,549	684

Non Financial
Balance with Government authorities	6,832	7,553	116
Prepayments	1,774	1,882	29
Advances for supplies	11,640	18,792	289
Advance for supplies to related party	1,390	3,857	59
Other receivables	5,418	7,630	117
Total - Non Financial	27,054	39,714	610

	60,276	84,263	1,294

*	includes deposit held as collateral in respect of closure cost and future redundancy payments payable to employees of Lisheen on termination of their employment on or before the mine closure of ₹ 914 million as at March 31, 2017.
#	refer footnote 3 to Note 11

The credit period given to customers ranges from zero to 90 days. Other receivables primarily include deposits and interest receivable. For terms and conditions of loans to related parties, refer Note 31 on related party disclosures.

Trade receivables with a carrying value of ₹ 19,172 million and ₹ 33,643 million ($ 517 million) have been given as collateral towards borrowings as at March 31, 2017 and March 31, 2018 respectively. (Refer note 17)

Allowances for trade and other receivables

The change in the allowance for trade and other receivables (current and non-current) is as follows:

	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01,	17,657	19,443	299
Allowance made during the year	2,425	7,606	117
Reversals during the year	(304)	(2,161)	(33)
Foreign Exchange difference	(335)	65	1

As at March 31,	19,443	24,953	384